UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21401

Sycuan Funds

                                                  (Exact name of registrant as specified in charter)

3007 Dehesa Road, El Cajon, CA 92019

                                                                                      (Address of principal executive offices)

                                                                 (Zip code)

John Tang

3007 Dehesa Road, El Cajon, CA 92019

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sycuan US Value Fund

SEMI-ANNUAL REPORT

March 31, 2006

Sycuan US Value Fund

Semi-Annual Report

March 31, 2006

Fellow Shareholders,

The Sycuan US Value Fund gained 8.06% for the one year period ending March 31, 2006 compared with the 11.73% increase for the S&P 500 Index. Since inception date on October 10, 2003, the Sycuan US Value Fund has provided an annualized rate of return of 9.61% versus 11.28% for the S&P 500 Index. As of March 31, 2006 the Fund held common stock of twenty-four businesses of which the majority of these holdings contributed positively to our gains in net asset value during the past twelve months.

The largest position in the fund as of March 31, 2006 was Cisco Systems Inc., which accounted for an unrealized gain of 23% since its purchase in October of 2005. Other positions that contributed positively to performance during the period were Laboratory Corp of America, Eastman Kodak Co. and First Data Corp.

Newspaper publisher Gannett Inc. and computer manufacturer Dell Computer Corp were the worst performing positions in the fund during the period due to market perceptions of slowing sales growth in print advertising and business and personal computers.

The largest industry allocations are Newspapers: Publishing & Publications (Gannett & News Corp), National Commerical Banks (Citigroup & Bank of America), and Perfumes, Cosmetics & Toiletries (Colgate Palmolive & Estee Lauder).  We believe that technology businesses like Cisco Systems, Intel Corp. and Dell Computer Corp. are attractively priced relative to their intrinsic values and offer a significant margin of safety to investors with a long term time horizon.

The Sycuan US Value Fund adheres to an investment philosophy that is based on value. Our patterns of operation will attempt to reduce the risk of permanent capital loss by purchasing common stock in businesses at prices that are less than our view of their intrinsic values. We will seek to own stock in businesses with what we believe to be sustainable competitive advantages and the ability to generate discretionary cash flows to enhance value for shareholders.

Thank you for your continued confidence and support.

Sincerely,

Arthur Q. Johnson, CFA

Portfolio Manager

2006 Semi-Annual Report  1

Sycuan US Value Fund  (Unaudited)

PERFORMANCE INFORMATION  (Unaudited)

March 31, 2006 NAV $11.59

Average annual total returns for the one year period ended March 31, 2006.

Since

1 Year(A)               Inception(A)

Sycuan US Value Fund

              8.06%

                     9.61%

Standard & Poor’s 500 Index(B)

            11.73%

       11.28%

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Sycuan US Value Fund was October 10, 2003.

(B) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. It includes the reinvestment of dividends  and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-899-8344.

2006 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Sycuan Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.sycuanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-888-899-8344). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on September 30, 2005 and held through March 31, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  Shareholders may use this information to compare the ongoing expenses of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

 Expenses Paid

                                             Beginning                         Ending

                         During the Period*

                                         Account Value                Account Value        September 30, 2005

                        September 30, 2005            March 31, 2006         to March 31, 2006

Actual                                   $1,000.00                         $995.58                        $7.46

Hypothetical                          $1,000.00                      $1,017.45                         $7.54

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2006 Semi-Annual Report  3

Sycuan US Value Fund

	Schedule of Investments
	March 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
9,000	Cisco Systems Inc. *	$ 195,030	5.24%

Electronic Computers
5,100	Dell Inc. *	151,776	4.08%

Electronic Connectors
5,500	Tyco International Ltd. **	147,840	3.97%

Finance Services
3,700	First Data Corp.	173,234	4.65%

Fire, Marine & Casualty Insurance
2,200	American International Group Inc.	145,398	3.91%

Food & Kindred Products
620	Altria Group Inc.	43,933	1.18%

Grain Mill Products
3,300	Kellogg Co.	145,332	3.90%

Insurance Agents, Brokers and Service
4,400	Marsh & McLennan Companies Inc.	129,184	3.47%

Malt Beverages
3,500	Anheuser-Busch Companies Inc.	149,695	4.02%

National Commercial Banks
3,300	Bank of America Corp.	150,282
3,100	Citigroup Inc.	146,413
		296,695	7.97%

Newspapers: Publishing or Publishing & Printing
2,300	Gannett Co. Inc.	137,816
9,800	News Corp. B *	172,088
		309,904	8.32%

Perfumes, Cosmetics & Other Toilet Preparations
2,300	Colgate-Palmolive Co.	131,330
4,000	Estee Lauder Companies Inc.	148,760
		280,090	7.52%

Petroleum Refining
2,600	Exxon Mobil Corp.	158,236	4.25%

Pharmaceutical Preparations
1,500	Johnson & Johnson	88,830
7,200	Pfizer Inc.	179,424
		268,254	7.21%

Photographic Equipment & Supplies
6,100	Eastman Kodak Co.	173,484	4.66%

Retail-Family Clothing Stores
8,500	Gap Inc.	158,780	4.27%

Rubber & Plastics Footwear
2,000	Nike Inc. Cl B	170,200	4.57%

Semiconductors & Related Devices
6,500	Intel Corp.	126,490	3.40%

Services-Medical Laboratories
2,500	Laboratory Corp. of America Holdings *	146,200	3.93%

Soap, Detergents, Cleaning Preparations
2,500	Procter & Gamble Co.	144,050	3.87%

Total for Common Stock (Cost $3,300,400)		$ 3,513,805	94.39%

Cash Equivalents
207,606	First American Treasury Obligation Fund Cl Y 4.24% ***	207,606	5.58%
	(Cost - $207,606)

	Total Investments	3,721,411	99.97%
	(Cost - $3,508,006)

	Other Assets in Excess of Liabilities	1,319	0.03%

	Net Assets	$ 3,722,730	100.00%

*Non-Income Producing Securities.   **ADR - American Depository Receipt.

***Variable Rate Security; The Yield Rate shown represents

the rate at March 31, 2006.

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  4

Sycuan US Value Fund

Statement of Assets and Liabilities (Unaudited)
March 31, 2006

Assets:
Investment Securities at Market Value	$ 3,721,411
(Cost - $3,508,006)
Cash	113
Receivables:
Dividends and Interest	5,958
Total Assets	3,727,482
Liabilities
Management Fees Payable	4,752
Total Liabilities	4,752
Net Assets	$ 3,722,730
Net Assets Consist of:
Capital Paid In	3,555,669
Accumulated Undistributed Net Investment Income	18,555
Realized Gain (Loss) on Investments - Net	(64,899)
Unrealized Appreciation(Depreciation) in Value
of Investments Based on Identified Cost - Net	213,405
Net Assets, for 321,333 Shares Outstanding	$ 3,722,730
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($3,722,730/321,333 shares)	$ 11.59

Statement of Operations (Unaudited)
For the six months ended March 31, 2006
Investment Income:
Dividends	$ 34,607
Interest	10,281
Total Investment Income	44,888
Expenses:
Management Fees	26,188
Total Expenses	26,188

Net Investment Income	18,700

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(64,977)
Net Change In Unrealized Appreciation (Depreciation) on Investments	189,742
Net Realized and Unrealized Gain (Loss) on Investments	124,765

Net Increase (Decrease) in Net Assets from Operations	$ 143,465

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  5

Sycuan US Value Fund

Statement of Changes in Net Assets	(Unaudited)
	10/1/2005		10/1/2004
	to		to
	3/31/2006		9/30/2005
From Operations:
Net Investment Income	$ 18,700		$ 10,185
Net Realized Gain (Loss) on Investments	(64,977)		89,509
Net Change In Unrealized Appreciation (Depreciation)	189,742		75,619
Increase (Decrease) in Net Assets from Operations	143,465		175,313
From Distributions to Shareholders:
Net Investment Income	(8,536)		(8,536)
Net Realized Gain from Security Transactions	(83,044)		(25,848)
Change in Net Assets from Distributions	(91,580)		(34,384)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,025,226		329,373
Net Asset Value of Shares Issued on Reinvestment of Distributions	91,580		34,384
Cost of Shares Redeemed	(273,528)		(4,508)
Net Increase (Decrease) from Shareholder Activity	1,843,278		359,249

Net Increase (Decrease) in Net Assets	1,895,163		500,178

Net Assets at Beginning of Period	1,827,567		1,327,389
Net Assets at End of Period (including accumulated undistributed	$ 3,722,730		$ 1,827,567
net investment income of $18,555 and $8,391)

Share Transactions:
Issued	188,250		28,262
Reinvested	8,379		2,832
Redeemed	(24,417)		(395)
Net Increase (Decrease) in Shares	172,212		30,699
Shares Outstanding Beginning of Period	149,121		118,422
Shares Outstanding End of Period	321,333		149,121

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	10/1/2005		10/1/2004	10/10/2003 *
	to		to	to
	3/31/2006		9/30/2005	9/30/2004
Net Asset Value -
Beginning of Period	$ 12.26		$ 11.21	$ 10.00
Net Investment Income/(Loss) ***	0.06		0.07	0.10
Net Gains or Losses on Securities ******
(realized and unrealized)	(0.11)		1.27	1.12
Total from Investment Operations	(0.05)		1.34	1.22

Distributions (From Net Investment Income)	(0.06)		(0.07)	(0.01)
Distributions (From Capital Gains)	(0.56)		(0.22)	0.00
Total Distributions	$ (0.62)		$ (0.29)	$ (0.01)

Net Asset Value -
End of Period	$ 11.59		$ 12.26	$ 11.21
Total Return*****	(0.14)%	****	11.96%	12.23%	****
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,723		1,828	1,327

Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	1.07%	**	0.64%	0.87%	**
Portfolio Turnover Rate	55.97%		33.77%	29.48%	**

* Commencement of Operations.
** Annualized.
*** Based on Average Daily Shares Outstanding.
**** Not Annualized.
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.
****** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the

financial statements..

2006 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

March 31, 2006

(Unaudited)

1.) ORGANIZATION

Sycuan US Value Fund (the "Fund") is a non-diversified series of the Sycuan Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Trust was organized in Ohio as a business trust on July 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, the Fund is the only series authorized by the Trust.  The Fund commenced operations on October 10, 2003.  The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Sub-Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:  The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2006 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) - continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Sycuan Capital Management, Inc. (the “Adviser”).  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended March 31, 2006, the Adviser earned management fees totaling $26,188 of which $4,752 was due to the Adviser on March 31, 2006. Certain officers and directors of Sycuan Capital Management, Inc. are also officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.

During the six month period ending March 31, 2006, the Adviser engaged A.Q. Johnson & Co., Inc. (the “Sub-Adviser”) to act as the investment sub-adviser of the Fund. The Adviser paid the Sub-Adviser compensation at the annual rate of 0.50% of the Fund's average daily net assets.

4.) APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting held on October 5, 2005, the Board of Trustees of Sycuan Funds approved, subject to shareholder approval, a proposed sub-advisory agreement for the Fund with A.Q. Johnson & Co., Inc. On October 5, 2005, the Board of Trustees also approved an interim sub-advisory agreement with A.Q. Johnson & Co., Inc. to permit A.Q. Johnson & Co., Inc. to replace Brandes Investment Partners L.P. as the sub-adviser responsible for making the day-to-day investment decisions fo the Fund. The interim agreement, which was immediately effective, was substantially similar to the previous agreement with Brandes Investment Partners L.P. and remained effective up to 150 days pending shareholder approvalof the proposed sub-advisory agreement.

On December 22, 2005 a special meeting of shareholders of the Fund was held to vote on the proposed sub-advisory agreement. Only shareholders of record as of the close of business on October 25, 2005 were entitled to vote at the special meeting. The new sub-advisory agreement was approved by the following vote of the shareholders at the meeting and took effect immediately.

    FOR          AGAINST          ABSTAIN          TOTAL

                                     310,469             -0-                     -0-              310,469

5.) RELATED PARTY TRANSACTIONS

The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund. Fees paid to MSS are paid by the Adviser. The Fund has also entered into agreements with Premier Fund Solutions, Inc. (“Premier”) for administrative services. An officer and shareholder of Premier is also an officer of the Fund. Fees paid to Premier are paid by the Adviser.

The Trustees who are not interested persons of the Fund were paid $3,000 each in Trustees fees through the six month period ended March 31, 2006 by the Adviser.

6.) INVESTMENTS

For the six month period ended March 31, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,221,213 and $1,634,490 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2006 was $3,508,006.  At March 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

                  Net Appreciation (Depreciation)

   $259,774                      ($46,369)                                        $213,405

As of March 31, 2006, there were no book to tax differences in net unrealized appreciation or cost of investments.

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Sycuan Tribal Development Corporation, which is affiliated with the Adviser, held, in aggregate, 40.71% of the Fund and Johnson Family 1995 Revenue Trust, which is affiliated with the Sub-Adviser, held, in aggregate, 57.90% of the Fund and thus both may be deemed to control the Fund.

2006 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

8.) CAPITAL SHARES

At March 31, 2006 an unlimited number of shares of beneficial interest were authorized. 321,333 shares were issued and outstanding and paid in capital was $3,555,669.

9.) DISTRIBUTIONS

On October 17, 2005, the Fund declared distributions from ordinary income of $0.0574 per share, short-term capital gains of $0.2896 per share and long-term capital gains of $0.2688 per share paid to shareholders of record on October 17, 2005.

The tax character of distributions paid during the six month period ended March 31, 2006 and the twelve month period ended September 30, 2005, respectively,  was as follows:

Distributions paid from                             March 31, 2006                  September 30,2005

Ordinary Income:

                $      8,536

                                    $      8,536

Short-term Capital Gain

          43,069

                  25,299

Long-term Capital Gain

          39,975

          549

    $    91,580

            $    34,384

10.) APPROVAL OF SUB-ADVISORY AGREEMENT

At meetings of the Board of Trustees held on September 26, 2005 and October 5, 2005, the Board, including the Independent Trustees, deliberated whether to approve the new sub-advisory agreement with A.Q. Johnson (the "Sub-Advisory Agreement").  After careful consideration to factors deemed relevant to the Trust and the Fund, the Board of Trustees, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreement, subject to shareholder approval.

In determining to approve the Sub-Advisory Agreement, the Trustees considered:  (i) investment performance of A.Q. Johnson with respect to the investment companies and accounts that it manages; (ii) the nature, extent and quality of services expected to be provided by A.Q. Johnson; (iii) the costs of the services to be provided and the profits to be realized by A.Q. Johnson from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.  The following summarizes the Trustees' review process and the information on which their conclusions were based:

Performance.  The Trustees reviewed A.Q. Johnson's proposed investment strategy for the Fund and its similarity to the strategy currently utilized by the Fund.  Mr. Johnson, the proposed portfolio manager for the Fund, discussed his experience managing a mutual fund and other accounts.  The Trustees also reviewed information comparing the performance of the Fund as of various dates with the performance of: (i) the Mundoval Fund, another investment company advised by A.Q. Johnson; (ii) other accounts managed by A.Q. Johnson; (iii) comparable investment companies; and (iv) the S&P 500.  For the 12-month periods ending June 30, 2005 and September 30, 2005, the separate accounts managed by A.Q. Johnson outperformed both the Fund and the S&P 500.  In addition, the Mundoval Fund outperformed both the Fund and the S&P 500 for the 12-month period ending September 30, 2005.   The Trustees noted that the Mundoval Fund and the other accounts managed by A.Q. Johnson have different investment objectives and are managed in different styles than the Fund.  Nevertheless, the Trustees felt that the relative performance of the Mundoval Fund and the other accounts as compared to the S&P 500 and the Fund was a relevant factor to consider in evaluating A.Q. Johnson's performance.   The Trustees concluded that the retention of A.Q. Johnson and the implementation of Mr. Johnson's strategy would be in the best interest of shareholders.

Nature, Extent and Quality of Services.  The Trustees then gave careful consideration to the nature, extent and quality of the services to be provided by A.Q. Johnson. The Trustees analyzed the experience and the capabilities of the personnel employed by A.Q. Johnson, as well as the quality of the reports and other materials provided by the firm.  The Trustees noted that Mr. Johnson was a founder of Brandes, the former sub-adviser to the Fund, and considered the daily portfolio compliance that Mr. Johnson would be performing for the Fund.  Given that A.Q. Johnson currently has only two employees, the Board also reviewed firm's business growth/succession and disaster recovery plans.  Taking into account the experience of its personnel and the services to be provided to the Fund, the Trustees expressed satisfaction with the quality of the services to be received from A.Q. Johnson.

Fee Comparison.  In considering the level of the sub-advisory fee, the Trustees reviewed an analysis of advisory fees paid by comparable funds. The Trustees noted that the sub-advisory fee to be paid to A.Q. Johnson was lower than the advisory fee paid by 73 of the 77 comparable funds.  Having

2006 Semi-Annual Report  9

Notes to the Financial Statements (Unaudited) – continued

considered the comparative data, the Trustees concluded that the sub-advisory fee was reasonable.

Costs, Profitability and Economies of Scales.  Next, the Trustees reviewed the costs of the services to be provided and the profits to be realized by A.Q. Johnson  The Trustees concluded that, as A.Q. Johnson would not receive a sub-advisory fee until assets reached $10 million, it would not immediately realize a profit from its relationship with the Fund  The Trustees also concluded that because the proposed sub-advisory fee was reasonable and the relationship unprofitable, economies of scale were not of significant relevance at this time.  A.Q. Johnson agreed to consider sub-advisory fee breakpoints at a later date.

Based upon the information provided, it was the consensus of the Trustees, including the Independent Trustees, that the overall arrangement provided under the terms of the Sub-Advisory Agreement was a reasonable business arrangement, and that approval of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the Sub-Advisory Agreement and voted to recommend it to shareholders for approval.

2006 Semi-Annual Report  10

Board of Trustees

DeWitt F. Bowman, C.F.A.

Allen C. Brown

George Cossolias, CPA

Jeffrey R. Provence

John N. Tang

Mary L. VanNostrand

Investment Adviser

Sycuan Capital Management, Inc.

Investment Sub-Adviser

A.Q. Johnson & Co., Inc.

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Sycuan US

Value Fund.  This report is not intended for distribution to prospective investors in the

Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sycuan Funds

By : /s/ Cody Martinez

Cody Martinez

President

Date:                     6/8/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Cody Martinez

Cody Martinez

President

Date:                     6/8/06

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:                     6/8/06